Operating Segments (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]	Net Sales(1):

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$900	$849	$835
Formulated and Basic Silicones	1,229	1,212	1,277
Quartz Technologies	202	172	177
Total	$2,331	$2,233	$2,289

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment EBITDA:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Performance Additives(2)	$188	$187	$176
Formulated and Basic Silicones	105	70	25
Quartz Technologies	40	20	27
Corporate	(40)	(39)	(34)
Total	$293	$238	$194

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Year Ended December 31,
	2017	2016	2015
Performance Additives(2)	$188	$187	$176
Formulated and Basic Silicones	105	70	25
Quartz Technologies	40	20	27
Corporate	(39)	(37)	(33)
Total	$294	$240	$195

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]	Depreciation and Amortization:

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$61	$62	$54
Formulated and Basic Silicones	69	94	73
Quartz Technologies	24	29	26
Total	$154	$185	$153

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]	Capital Expenditures(3):

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$97	$57	$35
Formulated and Basic Silicones	55	52	61
Quartz Technologies	16	14	15
Total	$168	$123	$111

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total Assets as of December 31(4):

	2017	2016
Performance Additives	$1,214	$1,150
Formulated and Basic Silicones	1,225	1,174
Quartz Technologies	267	273
Corporate	11	9
Total	$2,717	$2,606

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Net Income (Loss) to Segment EBITDA:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$—	$(163)	$(83)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$293	$238	$194

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$1	$(161)	$(82)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$294	$240	$195

Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]

	Year Ended December 31,
	2017	2016	2015
United States	$801	$741	$771
Germany	618	620	636
China	276	273	302
Japan	227	208	184
Other International	409	391	396
Total	$2,331	$2,233	$2,289
Segment and Geographic Information
In the third quarter of 2017, the Company reorganized its segment structure and bifurcated its Silicones segment into Performance Additives and Formulated and Basic Silicones to better reflect the Company’s specialty chemical portfolio and related performance. This reorganization included a change in the Company’s operating segments from two to four segments. The Company reorganized to the new four segment model, by implementing the following:

•	preparing financial information separately and regularly for each of the four segments; and

•	having the CEO regularly review the results of operations and assess the performance of each of these segments
The four segment model is composed of the following:

•	a new Performance Additives segment realigned from the former Silicones segment;

•	a new Formulated and Basic Silicones segment realigned from the former Silicones segment;

•	a Quartz Technologies segment, which has been renamed from the existing Quartz segment; and

•	a Corporate segment.
The Company’s segments are based on the products that the Company offers and the markets that it serves. The Performance Additives business is engaged in the manufacture, sale and distribution of specialty silanes, silicone fluids and urethane additives. The Formulated and Basic Silicones business is engaged in the manufacture, sale and distribution of sealants, electronics materials, coatings, elastomers and basic silicone fluids. The Quartz Technologies business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. In addition, Corporate consists of corporate, general and administrative expenses that are not allocated to the other segments, such as certain shared service and other administrative functions.
Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items and certain other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals.

Net Sales(1):

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$900	$849	$835
Formulated and Basic Silicones	1,229	1,212	1,277
Quartz Technologies	202	172	177
Total	$2,331	$2,233	$2,289

Segment EBITDA:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Performance Additives(2)	$188	$187	$176
Formulated and Basic Silicones	105	70	25
Quartz Technologies	40	20	27
Corporate	(40)	(39)	(34)
Total	$293	$238	$194

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Year Ended December 31,
	2017	2016	2015
Performance Additives(2)	$188	$187	$176
Formulated and Basic Silicones	105	70	25
Quartz Technologies	40	20	27
Corporate	(39)	(37)	(33)
Total	$294	$240	$195

Depreciation and Amortization:

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$61	$62	$54
Formulated and Basic Silicones	69	94	73
Quartz Technologies	24	29	26
Total	$154	$185	$153

Capital Expenditures(3):

	Year Ended December 31,
	2017	2016	2015
Performance Additives	$97	$57	$35
Formulated and Basic Silicones	55	52	61
Quartz Technologies	16	14	15
Total	$168	$123	$111

Total Assets as of December 31(4):

	2017	2016
Performance Additives	$1,214	$1,150
Formulated and Basic Silicones	1,225	1,174
Quartz Technologies	267	273
Corporate	11	9
Total	$2,717	$2,606

(1)	Inter-segment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Formulated and Basic Silicones segment’s Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $0, $1, and $2 for the years ended December 31, 2017, 2016, and 2015, respectively.

(3)	Capital Expenditures are shown on the accrual basis.

(4)
Cash and cash equivalents that were originated by the Performance Additives, Formulated and Basic Silicones, and Quartz Technologies operating segments are included within the total assets of Performance Additives, Formulated and Basic Silicones, and Quartz Technologies, respectively. Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.

Reconciliation of Net Income (Loss) to Segment EBITDA:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$—	$(163)	$(83)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$293	$238	$194

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Year Ended December 31,
	2017	2016	2015
Net income (loss)	$1	$(161)	$(82)
Interest expense, net	80	76	79
Income tax expense	15	18	13
Depreciation and amortization	154	185	153
Gain on extinguishment and exchange of debt	—	(9)	(7)

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$12	$26	$15
Unrealized (gains) losses on pension and postretirement benefits	(5)	33	(16)
Restructuring and discrete costs	36	70	32
Reorganization items, net	1	2	8
Segment EBITDA	$294	$240	$195

Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash and other income and expenses.
For the years ended December 31, 2017, 2016 and 2015, non-cash charges primarily included asset impairment charges, loss due to scrapping of certain assets, stock based compensation expense, and net foreign exchange transaction gains and losses related to certain intercompany arrangements.
For the years ended December 31, 2017, 2016 and 2015, unrealized gains (losses) on pension and postretirement benefits represented non-cash actuarial losses recognized upon the re-measurement of our pension and postretirement benefit obligations.
Restructuring and discrete costs for all periods primarily included expenses from restructuring and integration. For the years ended December 31, 2017 and 2016, these amounts included costs arising from the work stoppage inclusive of unfavorable manufacturing variances at our Waterford, New York facility. For the year ended December 31, 2017, these costs also included a gain of $24 related to insurance reimbursement related to fire damage at our Leverkusen, Germany facility and $3 related to a postponed offering of our securities. For the year ended December 31, 2016, these costs also included exit costs due to siloxane capacity transformation programs at our Leverkusen, Germany facility, loss of $10 due to a fire at our Leverkusen, Germany facility, and recovery of Italian tax claims from GE.
Reorganization items, net represent incremental costs incurred directly as a result of the Bankruptcy Filing. For the years ended December 31, 2017, 2016 and 2015 these amounts were primarily related to certain professional fees.

Geographic Information:
The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.
Net Sales(1):

	Year Ended December 31,
	2017	2016	2015
United States	$801	$741	$771
Germany	618	620	636
China	276	273	302
Japan	227	208	184
Other International	409	391	396
Total	$2,331	$2,233	$2,289

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets as of December 31:

	2017	2016
United States	$772	$765
Germany	275	203
China	157	157
Japan	316	322
Other International	163	162
Total	$1,683	$1,609